Restrictions on Cash (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Deposit Liabilities, Collateral Issued, Financial Instruments	$ 6,000,000	$ 18,000,000
Electronic Funds Transfer [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 179,000	$ 179,000